RISKS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Risks and Uncertainties [Abstract]
RISKS
4.  RISKS

(a) Credit risk

Credit risk is one of the most significant risks for the Company’s business. Credit risk exposures arise principally in lending activities and financial guarantee activities which is an off-balance sheet financial instrument.

Credit risk is controlled by the application of credit approvals, limits and monitoring procedures. The Company manages credit risk through in-house research and analysis of the Chinese economy and the underlying obligors and transaction structures. To minimize credit risk, the Company requires collateral in the form of rights to cash, securities or property and equipment.

The Company identifies credit risk collectively based on industry, geography and customer type. This information is monitored regularly by management.

(1) Lending activities

In measuring the credit risk of lending loans to corporate customers, the Company mainly reflects the “probability of default” by the customer on its contractual obligations and considers the current financial position of the customer and the exposures to the customer and its likely future development. For individual customers, the Company uses standard approval procedures to manage credit risk for personal loans.

The Company measures and manages the credit quality of loans to corporate and personal customers based on the “Guideline for Loan Credit Risk Classification” (the “Guideline”) issued by the China Banking Regulatory Commission, which requires commercial banks and micro-credit institutions to classify their corporate and personal loans into five categories: (1) pass, (2) special-mention, (3) substandard, (4) doubtful and (5) loss, among which loans classified in the substandard, doubtful and loss categories are regarded as non-performing loans. The Guideline also determines the percentage of each category of non-performing loans as allowances, which are 2% on special-mention loan, 25% on substandard loans, 50% on doubtful loans and 100% on loss loans.

The five categories are defined as follows:

(1)	Pass: loans for which borrowers can honor the terms of the contracts, and there is no reason to doubt their ability to repay principal and interest of loans in full and on a timely basis.

(2)	Special-mention: loans for which borrowers are still able to service the loans currently, although the repayment of loans might be adversely affected by some factors.

(3)
Substandard: loans for which borrowers’ ability to service loans is apparently in question and borrowers cannot depend on their normal business revenues to pay back the principal and interest of loans. Certain losses might be incurred by the Company even when guarantees are executed.

(4)	Doubtful: loans for which borrowers cannot pay back principal and interest of loans in full and significant losses will be incurred by the Company even when guarantees are executed.

(5)	Loss: principal and interest of loans cannot be recovered or only a small portion can be recovered after taking all possible measures and resorting to necessary legal procedures.

Five-category loan classifications are re-examined on a quarterly basis. Adjustments are made to these classifications as necessary according to customers’ operational and financial position.

The Guideline stipulates that micro-credit companies, which are limited to provide short-term loans and financial guarantee services to only small to medium size businesses, should choose a reasonable methodology to provide allowance for the probable loss from the credit risk, and the allowance should not be less than the allowance amount derived from the five-category analysis. The Company continuously performs the analysis and believes that the allowance amount it provided is consistently more than the allowance amount derived from the five-category analysis.

(a) Credit risk (continued)

(2) Guarantee activities

The off-balance sheet commitments arising from guarantee activities carry similar credit risk to loans and the Company takes a similar approach on risk management.

Off-balance sheet commitments with credit exposures are also assessed and categorized with reference to the Guideline.

(b) Liquidity risk

The Company is also exposed to liquidity risk which is risk that it is unable to provide sufficient capital resources and liquidity to meet its commitments and business needs. Liquidity risk is controlled by the application of financial position analysis and monitoring procedures. When necessary, the Company will turn to other financial institutions and the owners to obtain short-term funding to meet the liquidity shortage.

(c)   Foreign currency risk

A majority of the Company’s operating activities and a significant portion of the Company’s assets and liabilities are denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the Peoples’ Bank of China (“PBOC”) or other authorized financial institutions at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers' invoices and signed contracts. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.

4.	RISKS

(a)	Credit risk

Credit risk is one of the most significant risks for the Company’s business. Credit risk exposures arise principally in lending activities and financial guarantee activities which is an off-balance sheet financial instrument.

Credit risk is controlled by the application of credit approvals, limits and monitoring procedures. The Company manages credit risk through in-house research and analysis of the Chinese economy and the underlying obligors and transaction structures. To minimize credit risk, the Company requires collateral in the form of rights to cash, securities or property and equipment.

The Company identifies credit risk collectively based on industry, geography and customer type. This information is monitored regularly by management.

1.1 Lending activities

In measuring the credit risk of lending loans to corporate customers, the Company mainly reflects the “probability of default” by the customer on its contractual obligations and considers the current financial position of the customer and the exposures to the customer and its likely future development. For individual customers, the Company uses standard approval procedures to manage credit risk for personal loans.

The Company measures and manages the credit quality of loans to corporate and personal customers based on the “Guideline for Loan Credit Risk Classification” (the “Guideline”) issued by the China Banking Regulatory Commission, which requires commercial banks and micro-credit institutions to classify their corporate and personal loans into five categories: (1) pass, (2) special-mention, (3) substandard, (4) doubtful and (5) loss, among which loans classified in the substandard, doubtful and loss categories are regarded as non-performing loans. The Guideline also determines the percentage of each category of non-performing loans as allowances, which are 2% on special-mention loan, 25% on substandard loans, 50% on doubtful loans and 100% on loss loans.

The five categories are defined as follows:

(1)	Pass: loans for which borrowers can honor the terms of the contracts, and there is no reason to doubt their ability to repay principal and interest of loans in full and on a timely basis.

(2)	Special-mention: loans for which borrowers are still able to service the loans currently, although the repayment of loans might be adversely affected by some factors.

(3)
Substandard: loans for which borrowers’ ability to service loans is apparently in question and borrowers cannot depend on their normal business revenues to pay back the principal and interest of loans. Certain losses might be incurred by the Company even when guarantees are executed.

(4)	Doubtful: loans for which borrowers cannot pay back principal and interest of loans in full and significant losses will be incurred by the Company even when guarantees are executed.

(5)	Loss: principal and interest of loans cannot be recovered or only a small portion can be recovered after taking all possible measures and resorting to necessary legal procedures.

Five-category loan classifications are re-examined on a quarterly basis. Adjustments are made to these classifications as necessary according to customers’ operational and financial position.

The Guideline stipulates that the micro-credit companies, which are limited to provide short-term loans and financial guarantee services to only small to medium size businesses, should choose a reasonable methodology to provide allowance for the probable loss from the credit risk, and the allowance should not be less than the allowance amount derived from the five-category analysis. The Company continuously performs the analysis and believes that the allowance amount it provided is consistently more than the allowance amount derived from the five-category analysis.

1.2 Guarantee activities

The off-balance sheet commitments arising from guarantee activities carry similar credit risk to loans and the Company takes a similar approach on risk management.

Off-balance sheet commitments with credit exposures are also assessed and categorized with reference to the Guideline.

(b)	Liquidity risk

The Company is also exposed to liquidity risk which is risk that it is unable to provide sufficient capital resources and liquidity to meet its commitments and business needs. Liquidity risk is controlled by the application of financial position analysis and monitoring procedures. When necessary, the Company will turn to other financial institutions and the owners to obtain short-term funding to meet the liquidity shortage.

(c)	Foreign currency risk

A majority of the Company’s operating activities and a significant portion of the Company’s assets and liabilities are denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the Peoples’ Bank of

China (“PBOC”) or other authorized financial institutions at exchange rates quoted by PBOC. Approval of foreign currency payments by the People's Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers' invoices and signed contracts. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.